Loans and Allowance for Loan Losses (Details 7) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Aging information for the Company's past due and non-accrual loans
Loans	$ 865,080	$ 861,213
Loans Receivable
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	6	58
Non-Accrual	4,418	18,243
Loans	865,080	861,213
Loans Receivable | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	857,045	838,061
Loans Receivable | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	3,611	4,851
Loans Receivable | Commercial, Financial, and Agricultural
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	1	0
Non-Accrual	308	5,279
Loans	149,091	154,834
Loans Receivable | Commercial, Financial, and Agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	148,597	149,366
Loans Receivable | Commercial, Financial, and Agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	185	189
Loans Receivable | Real Estate Construction - Residential
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	0	1,751
Loans	16,830	18,103
Loans Receivable | Real Estate Construction - Residential | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	16,830	16,352
Loans Receivable | Real Estate Construction - Residential | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	0	0
Loans Receivable | Real estate - construction - commercial
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	56
Non-Accrual	102	2,096
Loans	33,639	48,822
Loans Receivable | Real estate - construction - commercial | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	33,472	46,670
Loans Receivable | Real estate - construction - commercial | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	65	0
Loans Receivable | Real Estate Mortgage - Residential
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	2,322	4,419
Loans	256,086	247,117
Loans Receivable | Real Estate Mortgage - Residential | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	251,253	239,469
Loans Receivable | Real Estate Mortgage - Residential | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	2,511	3,229
Loans Receivable | Real Estate Mortgage - Commercial
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	1,542	4,465
Loans	386,238	372,321
Loans Receivable | Real Estate Mortgage - Commercial | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	384,053	366,653
Loans Receivable | Real Estate Mortgage - Commercial | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	643	1,203
Loans Receivable | Installment and other consumer
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	5	2
Non-Accrual	144	233
Loans	23,196	20,016
Loans Receivable | Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	22,840	19,551
Loans Receivable | Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	$ 207	$ 230